Income Taxes - Reconciliation of liabilities associated with uncertain tax positions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax Disclosure [Abstract]
Balance as of January 1,	¥ 27,612	$ 4,232	¥ 26,131	¥ 24,714
Increase related to current year tax positions	570	87	1,481	1,417
Balance as of December 31,	¥ 28,182	$ 4,319	¥ 27,612	¥ 26,131